NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
NON-CONTROLLING INTERESTS

NOTE 22 – NON-CONTROLLING INTERESTS

The following Company subsidiaries which have non-controlling interests:

	December 31,	December 31,
	2023	2022

Cust2mate	$(5,167)	$(2,791)
AAI	369	394
	$(4,798)	$(2,397)